CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - Inspirato LLC - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost of revenue, depreciation	$ 1,656	$ 1,734	$ 1,637
General and administrative, equity-based compensation	$ 3,258	$ 2,790	$ 1,434